UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment         Number:
                                                      -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Towle & Co.
           -----------------------------------------------------
Address:   1610 Des Peres Road, Suite 250
           -----------------------------------------------------
           St. Louis, MO 63131
           -----------------------------------------------------

Form 13F File Number: 28-
                          ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Lewis, CFA
        -------------------------
Title:  Director of Research
        -------------------------
Phone:  (314) 822-0204
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Peter J. Lewis                   St. Louis, MO                    8/02/2006
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

13F File Number   Name

28-____________   ________________________________________

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              None
                                         -----------
Form 13F Information Table Entry Total:           54
                                         -----------
Form 13F Information Table Value Total:     $254,588
                                         -----------
                                         (thousands)


List of Other Included Managers:

     No.           Form 13F File Number             Name

                   28-
     ---------        -----------------             ----------------------------

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
AmeriServ Financial Inc        Common Stock     03074A102     3994  813571 SH       Sole    None     365769      - 447802
Activcard Corp                 Common Stock     00506P103      638  140000 SH       Sole    None     140000      -      -
Arkansas Best Corp             Common Stock     040790107     6164  122772 SH       Sole    None      51750      -  71022
ArvinMeritor Inc               Common Stock     043353101     7953  462709 SH       Sole    None     203209      - 259500
Beazer Homes USA Inc           Common Stock     07556Q105    10876  237109 SH       Sole    None     103900      - 133209
Blair Corp                     Common Stock     092828102     1762   59239 SH       Sole    None      27518      -  31721
Bombay Company Inc.            Common Stock     097924104      459  190000 SH       Sole    None     190000      -      -
Chiquita Brands Intl Inc       Common Stock     170032809     7656  555610 SH       Sole    None     243000      - 312610
CNA Financial Corp             Common Stock     126117100     6112  185450 SH       Sole    None      81100      - 104350
ConocoPhillips                 Common Stock     20825C104      589    9000 SH       Sole    None       9000      -      -
Covenant Transport Inc         Common Stock     22284P105     4884  320900 SH       Sole    None     137400      - 183500
Delta Woodside Industries      Common Stock     247909203      136  805273 SH       Sole    None     352225      - 453048
Envoy Communications Group Inc Common Stock     293986303      480  300000 SH       Sole    None     300000      -      -
Excel Maritime Carriers Ltd    Common Stock     V3267N107     4689  453100 SH       Sole    None     199400      - 253700
Flexsteel Industries Inc       Common Stock     339382103     3783  291073 SH       Sole    None     125985      - 165088
Ford Motor Co                  Common Stock     345370860     7178 1035790 SH       Sole    None     453100      - 582690
Furniture Brands Intl Inc      Common Stock     360921100     4914  235800 SH       Sole    None     106700      - 129100
Hess Corporation               Common Stock     42809H107     8417  159270 SH       Sole    None      70050      -  89220
Hovnanian Enterprises Inc      Common Stock     442487203     6112  203200 SH       Sole    None      88900      - 114300
Infocus Corporation            Common Stock     45665B106      286  100000 SH       Sole    None     100000      -      -
Integrated Silicon Solutions   Common Stock     45812P107      385   70000 SH       Sole    None      70000      -      -
Interlink Electron             Common Stock     458751104      386  122675 SH       Sole    None     122675      -      -
Jo-Ann Stores                  Common Stock     47758P307     5079  346700 SH       Sole    None     150800      - 195900
Kellwood Co                    Common Stock     488044108     5564  190100 SH       Sole    None      83000      - 107100
Korea Electric Power Corp      Sponsored ADR    500631106     7788  410800 SH       Sole    None     180200      - 230600
L B Foster Co                  Common Stock     350060109     5798  238923 SH       Sole    None     104182      - 134741
LandAmerica Financial Group    Common Stock     514936103     7522  116455 SH       Sole    None      51150      -  65305
Lear Corp                      Common Stock     521865105     7089  319200 SH       Sole    None     139300      - 179900
M/I Homes Inc                  Common Stock     55305B101    11807  336580 SH       Sole    None     147250      - 189330
Max Worldwide, Inc             Common Stock     577940109       66  155000 SH       Sole    None     155000      -      -
Motive, Inc.                   Common Stock     61980V107      502  150000 SH       Sole    None     150000      -      -
Nash-Finch Company             Common Stock     631158102     6923  325200 SH       Sole    None     142630      - 182570
Natuzzi S.p.A.                 Sponsored ADR    63905A101     1714  239800 SH       Sole    None     103700      - 136100
Navistar International Corp    Common Stock     63934E108     8357  339600 SH       Sole    None     149000      - 190600
Orange 21, Inc.                Common Stock     685317109      747  130000 SH       Sole    None     130000      -      -
Peak International Ltd         Common Stock     G69586108      620  200000 SH       Sole    None     200000      -      -
PMA Capital Corp               Common Stock     693419202     6565  637459 SH       Sole    None     277931      - 359528
Proliance International Inc    Common Stock     74340R104     4374  946760 SH       Sole    None     413800      - 532960
Quaker Fabric Corp             Common Stock     747399103     1716 1261826 SH       Sole    None     551494      - 710332
Quanta Capital Holdings Ltd    Common Stock     G7313F106     2403  928100 SH       Sole    None     404800      - 523300
Ryerson Inc                    Common Stock     78375P107    16011  593014 SH       Sole    None     259900      - 333114
Sanmina-SCI Corp               Common Stock     800907107     4915 1068500 SH       Sole    None     465900      - 602600
Selectica, Inc                 Common Stock     816288104      375  150000 SH       Sole    None     150000      -      -
Spansion Inc                   Common Stock     84649R101      717   45000 SH       Sole    None      45000      -      -
Spartan Stores Inc             Common Stock     846822104    14329  979463 SH       Sole    None     428786      - 550677
Steel Technologies Inc         Common Stock     858147101     1483   76312 SH       Sole    None      66112      -  10200
Tecumseh Products Co           Common Stock     878895200     3295  171620 SH       Sole    None      74850      -  96770
Tesoro Corp                    Common Stock     881609101    14255  191706 SH       Sole    None      83100      - 108606
Unifi Inc                      Common Stock     904677101     5020 1731330 SH       Sole    None     754200      - 977130
UTStarcom Inc                  Common Stock     918076100     5538  710915 SH       Sole    None     355375      - 355540
Valero Energy Corp             Common Stock     91913Y100     8275  124400 SH       Sole    None      54300      -  70100
Virco Mfg Corp                 Common Stock     927651109     2589  517912 SH       Sole    None     226787      - 291125
Watchguard Tech                Common Stock     941105108      590  145000 SH       Sole    None     145000      -      -
YRC Worldwide Inc              Common Stock     984249102     4686  111300 SH       Sole    None      48400      -  62900